INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
INCOME TAXES

19.                     INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Lentuo Hong Kong is subject to Hong Kong corporate income tax at a rate of 16.5% on the assessable profits arising in Hong Kong. For the years ended December 31, 2009, 2010 and 2011, Lentuo Hong Kong had no provision for income taxes, as it had no assessable profits during these years.

PRC

Pursuant to the PRC Corporate Income Tax Law and relevant regulations (the “CIT Law”), the Company’s subsidiaries, VIEs and subsidiaries of VIEs located in the PRC were generally subject to enterprise income taxes (“CIT”) at a statutory rate of 25%.  The Group has minimal operations in jurisdictions outside the PRC.

Under the CIT Law, dividends paid by PRC enterprises out of profits earned post-2007 to non-PRC tax resident investors are subject to PRC withholding tax of 10%. A lower withholding tax rate may be applied based on applicable tax treaty with certain countries.

Moreover, the CIT Law treats enterprises established outside the PRC with “effective management and control” located in China as PRC resident enterprises for tax purposes. The term “effective management and control” is generally defined as exercising management and control over the business, personnel, accounting, properties, etc. of an enterprise. The Company, if considered a PRC resident enterprise for tax purposes, would be subject to the PRC enterprise income tax at the rate of 25% on its worldwide income commencing on January 1, 2008. As of December 31, 2011, the Company has not accrued for PRC tax on this basis as the Group’s non-PRC entities had zero assessable profits for the years after January 1, 2008. The Company will continue to monitor its tax status with regard to the PRC tax resident enterprise regulation.

Income (loss) before income taxes consists of:

	Years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$

PRC	179,204	226,326	107,299	17,049
Non-PRC	(3)	(1,860)	(6,906)	(1,096)
	179,201	224,466	100,393	15,953

Income tax expenses consist of the following:

	Years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$

Current income tax expenses	50,119	67,549	38,970	6,192
Deferred income tax benefits	(80)	(4,456)	(5,679)	(903)
	50,039	63,093	33,291	5,289

A reconciliation of the income tax computed at the statutory income tax rate of 25% applicable to PRC operations to income tax expense is as follows:

	Years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$

Income tax computed at PRC statutory tax rate	44,800	56,117	25,098	3,987
Non-deductible expenses	4,870	5,810	5,697	905
International tax rate difference	360	772	974	155
Changes in the valuation allowance	9	394	1,522	242
	50,039	63,093	33,291	5,289

Effective tax rate	28%	28%	33%	33%

Deferred tax assets and liabilities reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of deferred tax assets and liabilities are as follows:

	December 31,
	2010	2011
	RMB	RMB	US$
Deferred tax assets:
Current
Accrued expenses	2,012	3,044	483
Unpaid staff costs	2,049	3,018	480
Total current deferred tax assets	4,061	6,062	963
Non-current
Depreciation of property and equipment	860	692	110
Net operating loss carry forwards	612	9,439	1,500
Valuation allowance	(612)	(6,019)	(957)
Total non-current deferred tax assets	860	4,112	653
Total deferred tax assets	4,921	10,174	1,616

Deferred tax liabilities:
Non-current
Intangible assets	—	33,767	5,365
Land use rights	—	2,636	419
Property and equipment	—	2,790	443
Total deferred tax liabilities	—	39,193	6,227

Net deferred tax assets (liabilities)	4,921	(29,019)	(4,611)

Valuation allowances have been provided for deferred tax assets where, based on all available evidence, it as determined by management that more likely than not to be realized in future years. The Group recorded a full valuation allowance against deferred tax assets that are more-likely-than-not will not be realized in future years as of December 31, 2011.

As of December 31, 2011, the Group has net tax operating losses from its PRC VIEs and subsidiaries of VIEs of approximately RMB33,542 (US$5,329), which will start to expire in 2015.

As of December 31, 2010 and 2011, deferred tax liabilities have not been provided on undistributed earnings of the Company’s foreign subsidiaries, VIEs and subsidiaries of VIEs which are located in the PRC as the Company intends to indefinitely reinvest such earnings into its subsidiaries, VIEs and subsidiaries of VIEs located in the PRC. The amount of unrecognized deferred tax liabilities for temporary differences related to investments in foreign subsidiaries is not determined because such a determination is not practicable.

Unrecognized tax benefits

As of December 31, 2010 and 2011, the Group recorded unrecognized tax benefits of RMB4,963 and RMB4,963 (US$789), respectively. The unrecognized tax benefits are related to uncertain tax positions claimed in the VIEs’ 2007 and 2008 PRC tax returns, specifically with regard to understated revenues associated with invoicing for new automobiles sales and overstated costs of goods sold associated with the receipt of automobiles manufacturers’ purchase rebates. In May 2010, the VIEs re-filed their tax returns with the relevant tax authorities to report the understated revenues and overstated costs of goods sold for the years ended December 31, 2007 and 2008. In addition, the Group agreed with the relevant tax authorities to settle the years 2007 and 2008 tax liabilities totaling RMB47,402 by December 30, 2011. As a result, the amount of unrecognized tax benefit as of December 31, 2009 was reduced by approximately RMB77,648, including scheduled cash payment for unpaid taxes of RMB47,402 and foregone originally filed tax losses of RMB30,246. Thus, the remaining unrecognized tax benefits of RMB4,963 (US$789) as of December 31, 2010 comprised of RMB2,123 from the remaining unrecognized tax benefits for the years ended December 31, 2007 and 2008 and RMB2,840 related to unrecognized tax benefits claimed on the 2009 income tax return. No additional unrecognized tax benefit was recorded in 2011. It is possible that the amount of uncertain tax positions will change in the next 12 months, however, an estimate of the range of the possible change cannot be made at this time. All of the uncertain tax positions, if ultimately recognized will impact the effective tax rate.

A roll-forward of accrued unrecognized tax benefits is as follows:

	December 31,
	2010	2011
	RMB	RMB	US$

Balance — beginning of year	79,771	4,963	789
Additions based on tax positions claimed in the 2009 income tax return	2,840	—	—
Reduction for settlement of tax positions for years 2007 and 2008	(77,648)	—	—
Balance — end of year	4,963	4,963	789

For the years ended December 31, 2009, 2010 and 2011, the Group recorded interest expenses related to its uncertain tax position of RMB7,368, RMB906 and RMB906 (US$144), respectively. For the years ended December 31, 2009, 2010 and 2011, no penalty was recorded. As of December 31, 2011, the tax years ended December 31, 2006 through 2011 for the Group’s PRC subsidiaries and VIEs remains open for statutory examination by the PRC tax authorities.